Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2012
Impairment Charges
Schedule Of Asset Impairments

		Years Ended December 31,
		2012	2011	2010
Real estate		$-	$243	$-
Net investments in direct financing leases		-	(1,608)	1,140
Total impairment charges included in expenses		-	(1,365)	1,140
Equity investments in real estate	(a)	9,910	206	1,394
Total impairment charges included in continuing operations		9,910	(1,159)	2,534
Impairment charges included in discontinued operations		22,962	11,838	14,241
Total impairment charges		$32,872	$10,679	$16,775